FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement

	Fair Value Measurement As of December 31, 2022
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Wealth management products	$—	$13,927	$—	$13,927
Total	$—	$13,927	$—	$13,927

	Fair Value Measurement As of December 31, 2021
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$269,946	$—	$269,946
- Wealth management products	10,305	—	—	10,305
Total	$10,305	$269,946	$—	$280,251